Intangible assets and goodwill	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill
Intangible assets and goodwill

12.Intangible assets and goodwill

At December 31, 2025 and 2024, the acquisition or manufacturing costs and the accumulated amortization and impairment of intangible assets and goodwill consisted of the following:

Acquisition or manufacturing costs

in € K

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2025	translation	group	Additions	Reclassifications(1)	Disposals	2025
Amortizable intangible assets
Non-compete agreements	33,745	(10,842)	719	—	—	(3,972)	19,650
Technology	701,385	(73,616)	—	—	432	(173)	628,028
Licenses and distribution agreements	75,635	(3,958)	—	—	(3,737)	(20,358)	47,582
Customer relationships	74,575	(7,639)	—	—	—	(18,295)	48,641
Intangible assets under construction	417,861	(14,486)	—	133,111	(298,043)	(2,023)	236,420
Internally developed intangibles	425,227	(24,221)	(633)	8,710	294,761	(37,235)	666,609
Other	244,947	(9,354)	1,525	5,196	2,388	(48,367)	196,335
	1,973,375	(144,116)	1,611	147,017	(4,199)	(130,423)	1,843,265
Non-amortizable intangible assets
Trade names	252,825	(29,244)	—	—	—	—	223,581
Management contracts	2,594	(205)	—	—	—	(770)	1,619
Emission certificates	37,354	—	—	—	—	(6,480)	30,874
	292,773	(29,449)	—	—	—	(7,250)	256,074

Intangible assets	2,266,148	(173,565)	1,611	147,017	(4,199)	(137,673)	2,099,339

Goodwill	15,671,740	(1,642,863)	14,283	—	(94,060)	—	13,949,100

(1) Includes amounts reclassified as assets held for sale.

Acquisition or manufacturing costs

in € K

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2024	translation	group	Additions	Reclassifications(1)	Disposals (2)	2024
Amortizable intangible assets
Non-compete agreements	328,688	7,074	(1,905)	394	(4,301)	(296,205)	33,745
Technology	664,620	37,955	—	—	(73)	(1,117)	701,385
Licenses and distribution agreements	162,687	2,741	(4)	610	(295)	(90,104)	75,635
Customer relationships	71,484	3,280	—	—	—	(189)	74,575
Intangible assets under construction	350,991	8,341	—	82,252	(22,731)	(992)	417,861
Internally developed intangibles	527,282	10,284	(277)	17,984	20,578	(150,624)	425,227
Other	411,803	3,590	(5,122)	5,226	(27,006)	(143,544)	244,947
	2,517,555	73,265	(7,308)	106,466	(33,828)	(682,775)	1,973,375
Non-amortizable intangible assets
Trade names	225,664	14,788	—	—	13,673	(1,300)	252,825
Management contracts	2,534	47	13	—	—	—	2,594
Emission certificates	39,874	—	—	—	—	(2,520)	37,354
	268,072	14,835	13	—	13,673	(3,820)	292,773

Intangible assets	2,785,627	88,100	(7,295)	106,466	(20,155)	(686,595)	2,266,148

Goodwill	15,247,800	812,893	(81,891)	—	(307,062)	—	15,671,740
(1)	Includes amounts reclassified as assets held for sale.
(2)	Included within the amounts presented for non-compete agreements, licenses and distribution agreements, internally developed intangibles, and other intangible assets are €280,839, €90,044, €102,244 and €119,358, respectively, for disposals of fully-amortized intangibles from prior periods.

Accumulated amortization and impairment

in € K

		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December 31,
	2025	translation	group	Additions	loss	Reclassifications(1)	Disposals	2025
Amortizable intangible assets
Non-compete agreements	24,589	(10,092)	—	3,379	536	—	(3,973)	14,439
Technology	373,236	(37,767)	—	48,992	—	—	(173)	384,288
Licenses and distribution agreements	67,677	(3,550)	—	2,726	—	—	(20,358)	46,495
Customer relationships	32,327	(3,073)	—	4,504	2,118	5	(18,296)	17,585
Intangible assets under construction	—	—	—	—	—	—	—	—
Internally developed intangibles	243,809	(10,279)	(509)	63,237	1	(95)	(36,421)	259,743
Other	152,439	(2,613)	(116)	18,385	980	81	(47,946)	121,210
	894,077	(67,374)	(625)	141,223	3,635	(9)	(127,167)	843,760
Non-amortizable intangible assets
Trade names	439	(10)	—	—	—	—	—	429
Management contracts	1,552	(121)	—	—	—	—	(770)	661
	1,991	(131)	—	—	—	—	(770)	1,090

Intangible assets	896,068	(67,505)	(625)	141,223	3,635	(9)	(127,937)	844,850

Goodwill	501,088	(43,142)	—	—	8,171	(88,411)	—	377,706

(1) Includes amounts reclassified as assets held for sale.

Accumulated amortization and impairment

in € K

		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December
	2024	translation	group	Additions	loss	Reclassifications(1)	Disposals (2)	31, 2024
Amortizable intangible assets
Non-compete agreements	315,649	6,546	(1,900)	4,689	55	(4,275)	(296,175)	24,589
Technology	305,567	17,469	—	51,300	—	17	(1,117)	373,236
Licenses and distribution agreements	152,706	2,493	(2)	2,772	—	(200)	(90,092)	67,677
Customer relationships	26,713	1,139	—	4,652	—	—	(177)	32,327
Intangible assets under construction	339	7	—	—	—	—	(346)	—
Internally developed intangibles	334,404	5,783	(151)	52,695	1,291	(1,292)	(148,921)	243,809
Other	284,645	441	(4,545)	21,076	8,320	(14,008)	(143,490)	152,439
	1,420,023	33,878	(6,598)	137,184	9,666	(19,758)	(680,318)	894,077
Non-amortizable intangible assets
Trade names	1,769	(30)	—	—	—	—	(1,300)	439
Management contracts	1,508	44	—	—	—	—	—	1,552
	3,277	14	—	—	—	—	(1,300)	1,991

Intangible assets	1,423,300	33,892	(6,598)	137,184	9,666	(19,758)	(681,618)	896,068

Goodwill	597,792	4,723	(32,633)	—	62,189	(130,983)	—	501,088
(1)	Includes amounts reclassified as assets held for sale.
(2)	Included within the amounts presented for non-compete agreements, licenses and distribution agreements, internally developed intangibles and other intangible assets are €280,839, €90,044, €102,244 and €119,358, respectively, for disposals of fully-amortized intangibles from prior periods.

Book value

in € K

	December 31, 2025	December 31, 2024
Amortizable intangible assets
Non-compete agreements	5,211	9,156
Technology	243,740	328,149
Licenses and distribution agreements	1,087	7,958
Customer relationships	31,056	42,248
Intangible assets under construction	236,420	417,861
Internally developed intangibles	406,866	181,418
Other	75,125	92,508
	999,505	1,079,298
Non-amortizable intangible assets
Trade names	223,152	252,386
Management contracts	958	1,042
Emission certificates	30,874	37,354
	254,984	290,782

Intangible assets	1,254,489	1,370,080

Goodwill	13,571,394	15,170,652

The amortization of intangible assets amounted to €141,223, €137,184, and €152,333 for the years ended December 31, 2025, 2024, and 2023, respectively. These expenses are allocated within costs of revenue, selling, general and administrative, and R&D expenses depending upon the area in which the asset is used.

The Company capitalized development costs of €134,644 in 2025 (€91,066 in 2024), which is included in the line items Internally developed intangibles and Intangible assets under construction in the schedule above and is primarily comprised of healthcare product and IT software development.

Goodwill and intangible assets with indefinite useful lives

The decrease in the carrying amount of goodwill during 2025 is mainly a result of the impact of foreign currency translations.

The carrying amount of goodwill and intangibles with indefinite useful lives is allocated to the groups of CGUs at December 31, 2025 and 2024:

Allocation of the carrying amount to the groups of CGUs

in € K

	Care Delivery		Care Enablement		Value-Based Care
	2025	2024	2025	2024	2025	2024

Goodwill	11,212,997	13,014,925	1,989,734	2,155,727	368,663	n.a.
Management contracts with indefinite useful life	958	1,043	—	—	—	n.a.
Trade names with indefinite useful life	171,492	208,204	39,064	44,181	12,596	n.a.
Emission certificates	—	—	30,874	37,354	—	n.a.

The Company did not record any impairment losses related to goodwill in 2025 and 2024 after comparing the value in use to the respective carrying amount for the Care Delivery, Care Enablement, and Value-Based Care groups of CGUs. See note 29 for a further discussion on our operating segments.